Income taxes - Tax loss carryforwards (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards utilized					$ 377,315
Deferred tax assets		$ 348,034	$ 380,103	$ 16,124	316,939
Other subsidiary losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards					40,596
Duration of tax losses	10 years
Deferred tax assets		421,121	546,782		334,013
IMPAC
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets recovered	$ 10,471	$ 9,186	$ 25,356
Updated amount of IMPAC recovered	$ 28,619
Mexican Tax Authority
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards					1,072,781
Mexican Tax Authority | 2001
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards					5,670
Mexican Tax Authority | 2002
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards					151,714
Mexican Tax Authority | 2003
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards					227,388
Mexican Tax Authority | 2004
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards					300,216
Mexican Tax Authority | 2005
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards					60,461
Mexican Tax Authority | 2006
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards					67,717
Mexican Tax Authority | 2007
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards					91,460
Mexican Tax Authority | 2008
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards					42,579
Mexican Tax Authority | 2009
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards					5,339
Mexican Tax Authority | 2011
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards					30,440
Mexican Tax Authority | 2012
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards					68,666
Mexican Tax Authority | 2013
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards					15,841
Mexican Tax Authority | 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax loss carryforwards					$ 5,290